UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

	Validea Market Legends ETF
	Schedule of Investments
	August 31, 2018 (Unaudited)
Shares	Security Description	Value

	COMMON STOCKS - 96.6%
	Accommodation and Food Services - 0.8%
32,921	Arcos Dorados Holdings, Inc.- Class A	$222,217

	Administrative and Support and Waste Management and Remediation Services - 1.9%
2,782	ManpowerGroup, Inc.	260,757
12,072	Waddell & Reed Financial, Inc. - Class A	241,681
		502,438
	Arts, Entertainment, and Recreation - 1.1%
5,656	Planet Fitness, Inc. - Class A (a)	290,549

	Construction - 1.7%
5,155	D.R. Horton, Inc.	229,449
6,677	Toll Brothers, Inc.	241,908
		471,357
	Educational Services - 0.9%
410	Graham Holdings Company - Class B	230,687

	Finance and Insurance - 11.0%
5,481	Athene Holding, Ltd. - Class A (a)	272,186
8,767	BofI Holding, Inc. (a)	326,483
604	Credit Acceptance Corporation (a)	275,853
20,318	EZCORP, Inc. - Class A (a)	225,530
3,281	Federal Agricultural Mortgage Corporation - Class C	252,867
9,978	H&R Block, Inc.	270,005
7,973	Janus Henderson Group plc	225,237
72,474	Lloyds Banking Group plc - ADR	223,944
1,276	SVB Financial Group (a)	411,829
1,785	Travelers Companies, Inc.	234,906
4,302	Walker & Dunlop, Inc.	234,459
		2,953,299
	Information - 7.2%
4,160	AMC Networks, Inc. - Class A (a)	261,290
5,478	Argan, Inc.	218,024
15,694	BT Group plc - ADR	222,855
5,503	China Mobile, Ltd. - ADR	264,089
25,862	Gannett Company, Inc.	265,861
10,200	MSG Networks, Inc. - Class A (a)	247,860
3,154	Qualys, Inc. (a)	287,172
11,315	Telecom Argentina S.A. - ADR	187,037
		1,954,188

	Management of Companies and Enterprises - 1.7%
6,133	American Equity Investment Life Holding Company	227,473
5,749	National Bank Holdings Corporation - Class A	230,822
		458,295
	Manufacturing - 33.7%
852	Arista Networks, Inc. (a)	254,731
53,382	AU Optronics Corporation - ADR	235,415
11,474	Axcelis Technologies, Inc. (a)	231,775
2,396	China Petroleum & Chemical Corporation - ADR	237,947
4,328	Deluxe Corporation	256,304
12,658	Electro Scientific Industries, Inc. (a)	277,843
14,289	HP, Inc.	352,224
7,468	Huntsman Corporation	227,699
2,336	Ingredion, Inc.	236,099
16,190	Innoviva, Inc. (a)	235,079
1,850	Inogen, Inc. (a)	490,083
3,463	InterDigital, Inc.	286,044
10,382	Kronos Worldwide, Inc.	208,990
9,225	Kulicke & Soffa Industries, Inc.	237,913
8,138	Louisiana-Pacific Corporation	237,304
4,732	Magna International, Inc.	256,096
6,416	Methode Electronics, Inc.	254,394
4,738	Micron Technology, Inc. (a)	248,840
10,093	Newell Brands, Inc.	219,220
36,384	Oclaro, Inc. (a)	347,103
3,474	Oshkosh Corporation	244,083
3,599	POSCO - ADR	260,963
2,804	Reliance Steel & Aluminum Company	246,443
2,291	Sanderson Farms, Inc.	242,296
7,587	Skechers U.S.A., Inc. - Class A (a)	223,665
2,354	Taro Pharmaceutical Industries, Ltd. (a)	248,677
2,973	Tech Data Corporation (a)	216,286
6,963	Ternium S.A. - ADR	196,357
2,302	Thor Industries, Inc.	219,703
1,713	Toyota Motor Corporation - ADR	212,549
6,720	Tupperware Brands Corporation	218,534
15,965	Ultra Clean Holdings, Inc. (a)	243,626
2,197	United Therapeutics Corporation (a)	270,209
6,608	Universal Forest Products, Inc.	247,536
15,066	Verso Corporation - Class A (a)	472,922
		9,094,952
	Mining, Quarrying, and Oil and Gas Extraction - 4.7%
6,838	BHP Billiton plc - ADR	292,803
14,247	Renewable Energy Group, Inc. (a)	383,957
9,743	Teck Resources, Ltd. - Class B	221,556
55,530	W&T Offshore, Inc. (a)	375,938
		1,274,254
	Professional, Scientific, and Technical Services - 4.7%
10,403	Convergys Corporation	257,266
14,789	Interpublic Group of Companies, Inc.	345,323
7,523	Kinsale Capital Group, Inc.	457,173
8,236	NetScout Systems, Inc. (a)	205,900
		1,265,662

	Real Estate and Rental and Leasing - 3.8%
25,776	Annaly Capital Management, Inc. #	273,741
1,533	Jones Lang LaSalle, Inc.	233,813
13,690	New Residential Investment Corporation #	254,223
2,678	RMR Group, Inc. - Class A	252,937
		1,014,714
	Retail Trade - 11.4%
2,126	Children’s Place, Inc.	299,234
3,898	CVS Health Corporation	293,286
8,929	Dick’s Sporting Goods, Inc.	334,302
5,673	Foot Locker, Inc.	279,679
8,181	Genesco, Inc. (a)	416,004
10,199	Hibbett Sports, Inc. (a)	209,589
6,843	L Brands, Inc.	180,860
1,923	McKesson Corporation	247,586
3,746	Signet Jewelers, Ltd.	240,493
8,064	United Natural Foods, Inc. (a)	286,353
6,257	Weis Markets, Inc.	291,514
		3,078,900
	Transportation and Warehousing - 4.5%
2,352	Copa Holdings S.A. - Class A	188,019
4,929	Delta Air Lines, Inc.	288,248
12,675	JetBlue Airways Corporation (a)	241,839
10,758	Marten Transport, Ltd.	237,214
6,794	Werner Enterprises, Inc.	251,717
		1,207,037
	Utilities - 0.7%
26,059	Enel Americas S.A. - ADR	193,358

	Wholesale Trade - 6.8%
2,201	Acuity Brands, Inc.	336,401
3,061	AmerisourceBergen Corporation	275,398
9,204	Gentherm, Inc. (a)	452,837
3,366	Paycom Software, Inc. (a)	522,134
9,217	Schnitzer Steel Industries, Inc. - Class A	242,868
		1,829,638
	TOTAL COMMON STOCKS (Cost $23,487,408)	26,041,545

	PREFERRED STOCKS - 1.7%
	Information - 0.8%
22,083	Telefonica Brasil S.A. - ADR	218,401
	Manufacturing - 0.9%
8,447	Braskem S.A. - ADR	245,132
	TOTAL PREFERRED STOCKS (Cost $534,649)	463,533

	CLOSED-END FUNDS - 1.0%
15,190	Ares Capital Corporation	265,217
	TOTAL CLOSED-END FUNDS (Cost $241,829)	265,217

	SHORT-TERM INVESTMENTS - 0.6%
163,023	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class 1.84% *	163,023
	TOTAL SHORT-TERM INVESTMENTS (Cost $163,023)	163,023
	TOTAL INVESTMENTS - 99.9% (Cost $24,426,909)	26,933,318
	Other Assets in Excess of Liabilities - 0.1%	15,781
	NET ASSETS - 100.0%	$26,949,099

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
#	Real Estate Investments Trust (“REIT”)
*	Rate shown is the annualized seven-day yield as of August 31, 2018.
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Summary of Fair Value Disclosure at August 31, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$26,041,545	$-	$-	$26,041,545
Preferred Stocks	463,533	-	-	463,533
Closed-End Funds	265,217	-	-	265,217
Short-Term Investments	163,023	-	-	163,023
Total Investments in Securities	$26,933,318	$-	$-	$26,933,318

^See Schedule of investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Assistant Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       ETF Series Solutions

By (Signature and Title)*      /s/ Paul R. Fearday
       Paul R. Fearday, President (principal executive officer)

Date        10/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Paul R. Fearday
    Paul R. Fearday, President (principal executive officer)

Date        10/26/2018

By (Signature and Title)*      /s/ Elizabeth A. Winske
Elizabeth A. Winske Assistant Treasurer (acting principal financial officer)

Date        10/26/2018

* Print the name and title of each signing officer under his or her signature.